ACQUISITION OF NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2011
ACQUISITION OF NON-CONTROLLING INTEREST
4.	ACQUISITION OF NON-CONTROLLING INTEREST

Since its establishment in 2002, Penglai Nuokang was controlled by Mr. Xue through his 60% equity interest, with the remaining 40% non-controlling interest held by a third party owner, Ronghai Group Beihai Co., Ltd. (“Ronghai Group”). Pursuant to an equity purchase agreement (the “Agreement”) entered into on August 22, 2006 (which was also determined to be the acquisition date), Mr. Xue acquired the remaining 40% equity interest in Penglai Nuokang from Ronghai Group in exchange for RMB4,000,000 (the “Equity Purchase Consideration”). On August 23, 2006, Mr. Xue transferred his 100% equity interests in Penglai Nuokang to the Group for RMB10,000,000, which was accounted for as a legal reorganization of entities under common control in a manner similar to a pooling of interest using historical cost. The carrying values of the assets and liabilities of Penglai Nuokang transferred to the Group were comprised of (i) historical carrying values of the assets and liabilities underlying the original 60% equity interest held by Mr. Xue in Penglai Nuokang, and (ii) fair values of the assets and liabilities underlying the remaining 40% equity interest acquired from Ronghai Group on August 22, 2006 using the purchase method, pursuant to ASC Subtopic 805, “Business Combinations.” The Group consolidated the financial position and results of operations of Penglai Nuokang from the inception of Penglai Nuokang, the date when common control was established in accordance with ASC Subtopic 805.

The Agreement called for (a) a land use right and certain property, plant and equipment (collectively the “Manufacturing Assets”) held by Penglai Nuokang to be transferred to Shandong Penglai Pharmaceutical Plant (“SDPP”), a wholly-owned subsidiary of Ronghai Group, in exchange for RMB13,900,000 (the “Manufacturing Assets Payment”); and (b) a right for Penglai Nuokang to continue to use those Manufacturing Assets for an initial period of eight years in exchange for total consideration of RMB14,100,000 (the “Manufacturing Assets Use Right Payment”), with a payment in the range of RMB1,600,000 to RMB1,800,000 per annum.

According to the Agreement, the Equity Purchase Consideration and the Manufacturing Assets Payment shall be settled on a net basis, with the net balance of RMB9,900,000 (“Net Manufacturing Assets Payment”) payable at anytime within ten years from the date of the Agreement at the discretion of SDPP. The Net Manufacturing Assets Payment and Manufacturing Assets Use Right Payment will also be settled on a net basis. As a result, there will be no exchange of cash consideration until 2012 between the Group and SDPP relating to the above-mentioned transactions.

The Manufacturing Assets are currently pledged as security for certain bank loans of Penglai Nuokang (Note 14), and therefore, the Agreement restricts Ronghai Group from selling or otherwise disposing of the Manufacturing Assets without the consent of Penglai Nuokang within the contractual period. The original eight-year contractual period over which Penglai Nuokang can use the Manufacturing Assets can be extended for a fee to be negotiated between Penglai Nuokang and SDPP at the time of extension. At the end of the initial eight–year contractual period or, if extended, at the end of the extended period, the title and ownership of certain intellectual properties currently owned by Penglai Nuokang shall be automatically transferred to SDPP for no consideration in addition to the Manufacturing Assets. Both Penglai Nuokang and SDPP can early terminate the right to use the Manufacturing Assets during the eight-year period, though the terminating party will be obligated to pay the other party at the time of termination a penalty of RMB1,000,000 for each year of the remaining eight years. Since Penglai Nuokang has continuing involvement in the Manufacturing Assets, the transaction does not qualify for sales-leaseback accounting pursuant to FASB ASC 840, “Lease”, and the Group continues to carry the assets on its consolidated balance sheet and depreciate and amortize such assets to the end of the eight-year contractual period. The Manufacturing Assets will be transferred to the SDPP at the end of the eight years, and the expected residual value of the Manufacturing Assets at the date of the acquisition was determined to be equal to their fair value at the end of the eight years.

The purchase of the 40% non-controlling interest from Ronghai Group was accounted for as a step acquisition using the purchase method for a total purchase consideration of RMB8,209,000, which equals the sum of (i) the present value of the Manufacturing Assets Use Right Payment less the Net Manufacturing Assets Payment; and (ii) the present value of the fair value at the end of eight years of the Manufacturing Assets to be given up. The Group determined the fair value of aforementioned certain intellectual properties to be insignificant.

The total purchase consideration is recorded as a long-term payable on the balance sheet with accreted interest charged to the consolidated statement of operations over the initial eight-year contractual period.

However, due to recent regulatory change in 2011, it became impracticable for Penglai Nuokang to transfer the title and ownership of the aforementioned certain intellectual properties to SDPP in the future. Consequently, in December 2011, Penglai Nuokang, together with Mr. Xue, entered into supplementary agreements (the “Supplementary Agreements”) with SDRB and SDPP to clarify that all the clauses in the Agreement entered in 2006 remain effective through December 31, 2014, but will be terminated and have no binding force thereafter, except that (a) Penglai Nuokang shall pay SDPP a cash consideration of RMB12,100,000 (US$1,922,496) to be released from the obligation of transferring the aforementioned certain intellectual properties and (b) Penglai Nuokang agreed to increase the annual payments for its use of the Manufacturing Assets for the period from January 1, 2012 to December 31, 2014 from RMB1,600,000 per annum to RMB2,100,000 per annum.

Accordingly, pursuant to the Supplementary Agreements, Penglai Nuokang will no longer have the continuing involvement with the Manufacturing Assets after December 31, 2014, as Penglai Nuokang shall no longer have the right to pledge the Manufacturing Assets for its bank loans or the right to require SDPP to obtain its consent before SDPP sells or otherwise disposes of the Manufacturing Assets. As a result, the Manufacturing Assets will be considered sold and de-recognized from the balance sheet of the Group as of December 31, 2014.

The cash consideration of RMB12,100,000 (US$1,922,496) and the present value of RMB1,320,594 (US$209,821) for the increase in the annual payments for the period from January 1, 2012 to December 31, 2014 were deemed to be payments made by Penglai Nuokang to settle the potential claim from SDPP in connection with the aforementioned intellectual properties, and were included in “other losses” for the year ended December 31, 2011.